Annual Total Returns [BarChart] - Great-West SecureFoundation Lifetime 2050 Fund - Investor	Apr. 30, 2021
Bar Chart Table:
2011	15.67%
2012	23.49%
2013	4.54%
2014	(2.11%)
2015	10.50%
2016	20.14%
2017	(9.05%)
Annual Return 2019	23.08%
Annual Return 2020	13.56%